Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

Note 9:   Income Taxes

The provision for income taxes includes these components:

	2024	2023

	(In thousands)
Taxes currently payable	$797	$528
Deferred income taxes	(904)	13
Income tax (benefit) expense	$(107)	$541

A reconciliation of income tax expense at the statutory rate to the Company’s actual income tax expense is shown below:

	2024	2023

	(In thousands)
Computed at the statutory rate (21%)	$1,532	$1,993
(Decrease) increase resulting from
Tax exempt interest	(1,571)	(1,256)
Earnings on bank-owned life insurance - net	(90)	(89)
Low income housing credit	(63)	(49)
Other	85	(58)
Actual (benefit) tax expense	$(107)	$541

The tax effects of temporary differences related to deferred taxes shown on the balance sheets were:

	2024	2023

	(In thousands)
Deferred tax assets
Allowance for credit losses	$865	$870
Stock based compensation	241	238
Accrued expenses	61	80
Deferred compensation	513	525
Non-accrual loan interest	1	6
Lease liablity	603	—
Net operating loss carryforward	561	—
Tax credit carryforward	474	—
Unrealized loss on securities available for sale	2,547	1,874
Other	12	—
Total deferred tax assets	5,878	3,593

Deferred tax liabilities
Depreciation	(433)	(410)
Deferred loan costs, net	(7)	(2)
FHLB stock dividends	(60)	(60)
Prepaid expenses	(36)	(55)
Intangibles	(30)	(58)
Right of use asset	(566)	—
Employee benefit expense	(735)	(599)
Total deferred tax liabilities	(1,867)	(1,184)
Net deferred tax asset	$4,011	$2,409

During 2024, the Company generated a federal net operating loss of $2,700,000 which may be carried forward indefinitely. Additionally, the Company generated tax credits of $474,000 which may be carried forward 20 years. The Company expects to utilize these carryforwards prior to expiration therefore no valuation allowance has been recorded.